Income taxes (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

	03/31/2026	12/31/2025
Tax loss carried forward	1,206,479	982,480
Negative tax basis of social contribution carried forward	469,232	381,600

Assets - temporary differences
Provision for judicial liabilities	278,731	269,757
Operating provisions	423,506	559,288
Provisions for other losses	615,735	619,567
Employee benefit plans	254,323	251,990
Exchange rate variations	2,229,871	3,443,822
Amortization of fair value adjustments arising from business combinations	620,309	620,973
Unrealized profit on inventories	165,942	237,740
Leases (1)	502,970	541,431
	6,767,098	7,908,648

Liabilities - temporary differences
Goodwill - tax benefit on unamortized goodwill	1,950,178	1,878,119
Property, plant and equipment - deemed cost	975,823	985,901
Depreciation for tax-incentive reason (2)	652,610	668,603
Capitalized loan costs	918,046	937,829
Fair value of biological assets	1,344,119	1,425,535
Deferred taxes, net of fair value adjustments	311,032	313,464
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)	110,407	115,003
Derivatives gains (“MtM”) (1)	1,099,998	66,308
Provision of deferred taxes on results of subsidiaries abroad	53,597
Other temporary differences	13,924	13,872
	7,429,734	6,404,634

Non-current assets	112,237	1,504,014
Non-current liabilities	774,873
(1)The Company presents a net balance of derivatives and leases, as gains and losses from deferred taxes are offset simultaneously. For the derivatives line, the passive temporary difference was R$3,864,816 and asset temporary difference of R$2,764,818 (passive temporary difference was R$3,065,768 and asset temporary difference of R$3,001,133 as of December 31, 2025). For the lease line, the passive temporary difference was R$4,873,026 and asset temporary difference was R$5,375,996 (passive temporary difference was R$1,767,605 and asset temporary difference was R$2,309,036 as of December 31, 2025).
(2)Tax depreciation is taken as a benefit only in the income tax calculation bases.

Summary of Tax Credit Carryforwards

	03/31/2026	12/31/2025
Tax loss carried forward	4,825,916	3,929,920
Negative tax basis of social contribution carried forward	5,213,689	4,240,000

Disclosure of deferred taxes [text block]

	03/31/2026	12/31/2025
Opening balance	1,504,014	7,971,419
Tax loss carried forward	223,999	185,649
Negative tax basis of social contribution carried forward	87,632	74,457
Provision for judicial liabilities	8,974	(55,116)
Operating provisions and other losses	(137,281)	122,493
Exchange rate variation	(1,213,951)	(3,941,212)
Derivative (gains) losses (“MtM”)	(1,033,690)	(2,297,143)
Amortization of fair value adjustments arising from business combinations	1,768	23,905
Unrealized profit on inventories	(71,798)	(301,417)
Leases	(38,461)	(65,513)
Goodwill - tax benefit on unamortized goodwill	(72,059)	(288,232)
Property, plant and equipment - deemed cost	10,078	80,982
Depreciation accelerated for tax-incentive reason	15,993	65,037
Capitalized loan costs	19,783	9,653
Fair value of biological assets	81,416	(108,440)
Deferred taxes on the results of subsidiaries abroad	(53,597)
Credits on exclusion of ICMS from the PIS/COFINS tax base	4,596	22,925
Other temporary differences	(52)	4,567
Closing balance	(662,636)	1,504,014

Disclosure of Reconciliation of Effects of Income Tax and Social Contribution on Profit or Loss

	03/31/2026	03/31/2025
Net income (loss) before taxes	6,391,572	9,955,248
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(2,173,134)	(3,384,784)

Tax effect on permanent differences
Impact of the taxation difference on profit of associates in Brazil and abroad (1)	94,815	(283,517)
Equity method	(6,926)	(5,806)
Credit related to Reintegra Program	2,463	2,912
Director bonuses	(3,441)	(11,912)
Tax incentives (Note 12.3)	2,195	67,802
Other exclusions permanent	4,447	8,235
	(2,079,581)	(3,607,070)
Income tax
Current	88,836	(57,542)
Deferred	(1,594,376)	(2,592,733)
	(1,505,540)	(2,650,275)
Social Contribution
Current	(1,299)	(9,558)
Deferred	(572,742)	(947,237)
	(574,041)	(956,795)
Income tax and social contribution result for the period	(2,079,581)	(3,607,070)
(1)The difference in the taxation of subsidiaries is substantially due to the differences between the nominal tax rates in Brazil and those of subsidiaries located abroad.

Disclosure of Tax Incentives
16.3 Tax incentives
The Company benefits from a tax incentive for partial reduction of the income tax obtained from operations carried out in areas under the jurisdiction of the Northeast Development Superintendence (“SUDENE”) and the Superintendence of Amazon Development (“SUDAM”). The IRPJ reduction incentive is calculated based on the activity profits (exploitation profits) and considers the allocation of the operating profit based on the incentive production levels for each product.

Area/Regions	Company	Maturity
Northeast Development Superintendence (“SUDENE”)
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031
Imperatriz (MA)	Suzano	2032
Mucuri (BA)	Suzano	2032
São Luís (MA)	Itacel	2033
Eunápolis (BA)	Veracel	2033

Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2034